Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net (loss) income	$ (118,289)	$ 542,018	$ 1,370,753	$ 255,721
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation				38,479
Interest earned on investments held in Trust Account	(299,353)	(694,056)	(2,230,500)	(609,787)
Changes in operating assets and liabilities:
Prepaid expenses	47,877	25,940	15,968	(16,645)
Due to a related party	30,000		40,100	10,000
Accounts payable and accrued expenses	171,131	7,777	134,758	39,723
Net Cash Used in Operating Activities	(168,634)	(118,321)	(668,921)	(282,509)
Cash Flows from Investing Activities:
Cash deposited in trust account	(450,000)		(450,000)
Cash withdrawn from Trust Account to pay public shareholder redemptions			29,451,965
Purchase of investment held in Trust Account				(57,500,000)
Net Cash Used in Investing Activities	(450,000)		29,001,965	(57,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units				57,500,000
Proceeds from sale of private placement units				2,280,000
Advance from related party	50,000
Proceeds from issuance of promissory note to related party	550,000		500,000	377,500
Payment of underwriter commissions				(862,500)
Repayment of promissory note - related party				(481,511)
Repayment of due to related party				(1,056)
Payment of public shareholder redemptions			(29,451,965)
Payment of offering costs				(359,572)
Net Cash Provided by Financing Activities	600,000		(28,951,965)	58,452,861
Net Change in Cash	(18,634)	(118,321)	(618,921)	670,352
Cash, beginning of period	51,431	670,352	670,352
Cash, end of period	32,797	552,031	51,431	670,352
Supplemental Disclosure of Cash Flow Information:
Deferred offering costs paid via promissory note – related party
Reversal of offering costs being waived				(100,000)
Accretion of carrying value to redemption value of Class A redeemable ordinary shares	$ 749,353	$ 1,393,904	$ 4,411,012	$ 1,249,259